Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of accounts receivable
As at December 31	2017	2016
Trade accounts receivable	$8,496,281	$17,023,089
Other accounts receivable	91,974	177,689
	$8,588,255	$17,200,778